General and Administrative (Details) - Schedule of general and administrative - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative [Abstract]
Payroll and related expenses	$ 1,508	$ 1,563	$ 1,219
Share-based payment	411	1,162	667
Professional services	1,133	555	736
Travel expenses	48	26	112
Rent and office maintenance	130	120	126
Depreciation	11	67	17
Marketing and others	75	7	13
Total general and administrative	$ 3,316	$ 3,500	$ 2,890